Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2021, 2020 and 2019.

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥687,483	¥200,052	¥541,932
Weighted average number of common stock in issue (in thousands of shares)	1,370,214	1,375,118	1,397,599

Basic earnings per share	¥501.73	¥145.48	¥387.76

Diluted:
Profit attributable to the common shareholders of the Company	¥687,483	¥200,052	¥541,932
Impact of dilutive potential ordinary shares issued by subsidiaries	—	(3)	(19)

Net profit used to determine diluted earnings per share	¥687,483	¥200,049	¥541,913

Weighted average number of common stock in issue (in thousands of shares)	1,370,214	1,375,118	1,397,599
Adjustments for stock options (in thousands of shares)	658	802	924

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,370,872	1,375,920	1,398,523

Diluted earnings per share	¥501.49	¥145.39	¥387.49